Offerings - Offering: 1	Jan. 09, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 36,392,847.75
Fee Rate	0.01381%
Amount of Registration Fee	$ 5,025.85
Offering Note	The transaction valuation is estimated for purposes of calculating the amount of the filing fee only. The transaction valuation was estimated by multiplying (A) the sum of (1) 6,748,972 shares of common stock of Generation Bio Co. ("Generation Bio"), issued and outstanding; (2) 39,860 Shares subject to outstanding In-the-Money Options; and (3) 7,218 Shares subject to outstanding restricted stock units; and (B) $5.355, the average of the high and low sales prices per Share on January 6, 2026, as reported by the Nasdaq Stock Market LLC. All Share amounts are based on information provided by Generation Bio as of January 5, 2025. The amount of the filing fee was calculated in accordance with Rule 0-11 of the Securities Exchange Act of 1934, as amended, and Fee Rate Advisory #1 for fiscal year 2026 beginning on October 1, 2025, issued on August 25, 2025, by multiplying the transaction valuation by 0.00013810.